STOCKHOLDERS' EQUITY (Employee Stock Ownership Plan) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				3 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 02, 2009 Rohm And Haas [Member]	Jun. 30, 2009 Rohm And Haas [Member] Rohm and Haas ESOP [Member]	Apr. 02, 2009 Rohm And Haas [Member] Rohm and Haas ESOP [Member]	May 11, 2009 Dow ESOP [Member]	May 31, 2009 Dow ESOP [Member]	Dec. 31, 2010 Dow ESOP [Member]	Dec. 31, 2009 Dow ESOP [Member]	Dec. 31, 2008 Dow ESOP [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Cash paid to Rohm and Haas Company ESOP						$ 552
Employee Stock Ownership Plan (ESOP), Shares in ESOP				7.0		7.0			46.0
Shares issued under option and purchase plans (in shares)	7.5	8.7	7.0
Debt of ESOP	64			78
Interest rate on debt of ESOP					9.80%
Treasury stock sold to ESOP, shares								36.7
Price per share, Sale of stock (in dollars per share)							$ 15.0561
Treasury stock sold to ESOP, value							553
Aggregate historical cost of treasury shares	239	557					1,529
ESOP, compensation expense									81	48	0
Shares allocated to participants' accounts									14.4
Number of released, but unallocated, shares									0.9
Number of unearned shares									30.7
Fair value of unearned shares									$ 1,050